Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004


August 15, 2008

US Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re: The Advisors' Inner Circle Fund II (File Nos. 033-50718 and 811-07102) Filing Pursuant to Rule 485(b)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, post-effective amendment no. 79 to the Trust's Registration Statement on Form N-1A. This filing is being made for the purpose of filing the form of "red herring" prospectus for the Trust's Hancock Horizon Diversified International Fund and Hancock Horizon Quantitative Long/Short Fund (the "Funds"), the prospectus for which was originally filed with the U.S. Securities and Exchange Commission, pursuant to paragraph (a)(2) of Rule 485, as part of post-effective amendment no. 78 (EDGAR Accession No. 0001135428-08-000274) on July 17, 2008.

I hereby certify that this post-effective amendment does not contain disclosure that renders it ineligible to be filed under Rule 485(b). If you have any questions regarding this post-effective amendment, please do not hesitate to contact me at (202) 739-5654.


Sincerely,

/s/ W. John McGuire
-------------------
W. John McGuire


Enclosures